Deferred Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Income Tax - Schedule Of Income Tax Reconciliation
Schedule of Deferred Income Tax Assets from Tax Loss Carryforwards

The following table explains the generally existing deferred tax assets from tax loss carryforwards that have developed within the Group:

	December 31, 2019		December 31, 2018
in EUR thousands	Loss carried forward	Deferred tax assets	Loss carried forward	Deferred tax assets
Corporation tax including Solidarity Surcharge	135,415	21,436	131,928	20,884
Business tax	120,692	10,561	118,548	19,703
U.S. corporation tax	23,616	6,140	14,452	3,613
Total		38,137		44,200

Schedule of Deferred Tax Assets and Liabilities

	December 31, 2019		December 31, 2018
in EUR thousands	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities
Loss carried forward	8,568	-	10,674	-
Non-current assets
- Intangible assets	-	(620)	-	(87)
- Tangible assets	-	(1,002)	-	-
- Financial assets	-	-	-	-
Current assets
- Receivables and other assets	43	-	59	-
Non-current liabilities
- Provisions	-	(54)	-	(82)
Current liabilities
- Provisions	859	-	-	(152)
- Liabilities and other	-	-	-	(12)
Total	9,470	(1,676)	10,733	(333)
Netting of deferred tax assets and liabilities	(1,676)	1,676	(333)	333
As recognized on balance sheet	7,794	-	10,400	-

Schedule of Income Tax Reconciliation

The expected income tax rate of the parent company will amount to 24.6% with effect from January 1, 2020 due to the reduction of the trade tax multiplier:

in EUR thousands	December 31, 2019	December 31, 2018	December 31, 2017
Consolidated loss before tax	(4,777)	(19,269)	(16,102)
Expected income tax reimbursement at the tax rate of the parent company	1,550	6,252	5,226
Differences arising from different tax rates	(839)	(685)	586
Adjustment of deferred taxes due to tax rates
- from temporary differences	16	-	(121)
- from loss carryforwards	(2,350)	-	(1,014)
Tax increases due to non-deductible expenses	(538)	(100)	(646)
Changes in unrecognized deferred tax assets
- from active temporary differences	(1,217)	(895)	(194)
- from loss carryforwards	(4,251)	5,343	(4,161)
Taxfree income (badwill)	4,807	-	-
Other effects	241	475	323
Income taxes as per statement of comprehensive income	(2,581)	10,390	-